Unaudited Condensed Consolidated Statements of Changes in Deficit ¥ in Thousands, $ in Thousands	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Treasury Shares CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2023	¥ 364	¥ 74	¥ (479,346)	¥ 1,360,901	¥ 48,216	¥ (2,427,992)	¥ (3,567)	¥ (1,501,350)
Balance (in Shares) at Dec. 31, 2023 | shares	57,861,327	7,206,059
Net income/(loss)						(114,553)	(281)	(114,834)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 5			136				141
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (in Shares) | shares	749,340
Foreign currency translation adjustment					6,226			6,226
Share-based compensation				605				605
Acquisition of noncontrolling interest				(5,952)			3,390	(2,562)
Disposal of discontinued operation				287,244				287,244
Repurchase of ordinary shares			(7,298)					(7,298)
Balance at Jun. 30, 2024	¥ 369	¥ 74	(486,644)	1,642,934	54,442	(2,542,545)	(458)	(1,331,828)
Balance (in Shares) at Jun. 30, 2024 | shares	58,610,667	7,206,059
Balance at Dec. 31, 2024	¥ 370	¥ 74	(486,706)	1,643,672	54,266	(3,014,534)	(737)	(1,803,595)
Balance (in Shares) at Dec. 31, 2024 | shares	58,730,507	7,206,059
Net income/(loss)						10,819	(19)	10,800	$ 1,507
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 1,230			77,008				78,238
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (in Shares) | shares	171,306,025
Foreign currency translation adjustment					(61,615)			(61,615)	(8,601)
Share-based compensation				274				274
Balance at Jun. 30, 2025	¥ 1,600	¥ 74	¥ (486,706)	¥ 1,720,954	¥ (7,349)	¥ (3,003,715)	¥ (756)	¥ (1,775,898)	$ (247,908)
Balance (in Shares) at Jun. 30, 2025 | shares	230,036,532	7,206,059